Acquisition of MD Insider (MDI) - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2020	Jul. 31, 2019
Assets acquired:
Goodwill	$ 4,013	$ 4,013
Liabilities assumed:
Amortization period	2 years
Amortization expense	$ 846
MD Insider Inc
Assets acquired:
Cash and cash equivalents			$ 118
Accounts receivable			98
Prepaid expenses			5
Goodwill			4,013
Intangible assets			2,900
Other assets			17
Total assets acquired			7,151
Liabilities assumed:
Accounts payable			321
Accrued expenses and other current liabilities			342
Total liabilities assumed			663
Net assets acquired			$ 6,488